CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Share-based compensation expenses		¥ 52,450	¥ 39,026	¥ 22,927
Cost of revenues
Share-based compensation expenses	$ 79	548	801	501
Sales and marketing expenses
Share-based compensation expenses	1,226	8,537	6,810	4,739
Research and development expenses
Share-based compensation expenses	2,298	16,001	16,310	8,641
General and administrative expenses
Share-based compensation expenses	$ 3,931	¥ 27,364	¥ 15,105	¥ 9,046